Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts payable	$ 579,534	$ 143,337
Accrued vendors and other expenses	558,082
AgeX Therapeutics Inc [Member]
Total accounts payable and accrued liabilities	2,176,000	1,034,000
Accounts Payable and Accrued Liabilities [Member] | AgeX Therapeutics Inc [Member]
Accounts payable	1,413,000	568,000
Accrued vendors and other expenses	529,000	273,000
Accrued compensation and severance expenses	234,000	193,000
Total accounts payable and accrued liabilities	$ 2,176,000	$ 1,034,000